Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
	As of December 31,
	2014	2015
	RMB	RMB
Payables related to employee share options exercise	40,221	6,886
Payroll and welfare benefits accruals	28,925	29,488
Deposits from service providers	27,198	32,618
Server custody and bandwidth fee accruals	9,247	12,007
Professional fees payable	5,379	5,397
Rentals	4,104	4,928
Others	8,324	10,918
Total	123,398	102,242